Note 18 - Intangible assets (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets and Goodwill Abstract
Goodwill. Breakdown by CGU and Changes of the year
Goodwill. Breakdown by CGU and changes of the year (Millions of Euros)
	The United States	Turkey	Mexico	Colombia	Chile	Other	Total

Balance as of December 31, 2016	5,503	624	523	191	68	28	6,937
Additions	-	-	24	-	-	-	24
Exchange difference	(666)	(115)	(44)	(22)	(3)	(1)	(851)
Impairment	-	-	-	-	-	(4)	(4)
Other	-	-	(10)	-	(33)	-	(43)
Balance as of December 31, 2017	4,837	509	493	168	32	23	6,062
Exchange difference	229	(127)	26	(7)	(3)	-	118
Balance as of December 31, 2018	5,066	382	519	161	29	23	6,180
Exchange difference	98	(36)	31	3	(2)	(1)	93
Impairment	(1,318)	-	-	-	-	-	(1,318)
Balance as of December 31, 2019	3,846	346	550	164	27	22	4,955

Impairment Test Hypotheses CGU Goodwill In The United States
Impairment test assumptions CGU goodwill in the United States
	2019	2018	2017
Discount rate	10.0%	10.5%	10.0%
Sustainable growth rate	3.5%	4.0%	4.0%

Sensitivity Analysis For Main Hypotheses USA
Sensitivity analysis for main assumptions - The United States (Millions of Euros)
	Increase of 50 basis points (*)	Decrease of 50 basis points (*)
Discount rate	(871)	1,017
Sustainable growth rate	340	(292)

Impairment Test Hypotheses CGU Goodwill In Turkey
Impairment test assumptions CGU goodwill in Turkey
	2019	2018	2017
Discount rate	17.4%	24.3%	18.0%
Sustainable growth rate	7.0%	7.0%	7.0%

Sensitivity Analysis For Main Hypotheses Turkey
Sensitivity analysis for main assumptions - Turkey (Millions of euros)
	Impact of an increase of 50 basis points	Impact of a decrease of 50 basis points
Discount rate	(192)	212
Sustainable growth rate	31	(28)

Table of other intangible assets explanatory
Other intangible assets (Millions of Euros)
	2019	2018	2017
Computer software acquisition expense	1,598	1,605	1,682
Other intangible assets with an infinite useful life	11	11	12
Other intangible assets with a definite useful life	401	518	708
Total	2,010	2,134	2,402

Other Intangible Assets Changes Over the Period
Other intangible assets (Millions of Euros)
	Notes	2019	2018	2017
Balance at the beginning		2,134	2,402	2,849
Additions		533	552	564
Amortization in the year	45	(620)	(614)	(694)
Exchange differences and other		(25)	(123)	(305)
Impairment	48	(12)	(83)	(12)
Balance at the end		2,010	2,134	2,402